UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06206

Nuveen Insured Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Quality Municipal Fund, Inc. (NQI)
	July 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.6% (1.0% of Total Investments)
$ 1,135	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds,	1/13 at 100.00	AAA	$ 1,264,345
	Series 2002B, 5.250%, 1/01/20 (Pre-refunded 1/01/13) – NPFG Insured
7,000	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2005A, 5.000%, 6/01/24 –	6/15 at 100.00	A1	7,131,880
	NPFG Insured
8,135	Total Alabama			8,396,225
	Arizona – 5.5% (3.6% of Total Investments)
	Arizona State, Certificates of Participation, Series 2010A:
1,200	5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AAA	1,250,892
1,500	5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	AAA	1,526,955
7,065	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	AAA	7,254,342
2,750	Mesa, Arizona, Utility System Revenue Bonds, Reset Option Longs, Series 11033, 14.553%,	7/17 at 100.00	AAA	2,555,080
	7/01/26 – AGM Insured (IF)
9,200	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	AA–	9,221,160
	2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
8,755	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%,	No Opt. Call	AA	7,905,415
	7/01/39 – FGIC Insured
30,470	Total Arizona			29,713,844
	Arkansas – 0.4% (0.3% of Total Investments)
2,250	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B,	11/14 at 100.00	Aa2	2,424,128
	5.000%, 11/01/24 – NPFG Insured
	California – 29.6% (19.3% of Total Investments)
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
4,010	5.000%, 12/01/24 – NPFG Insured (UB)	12/14 at 100.00	AAA	4,330,760
3,965	5.000%, 12/01/26 – NPFG Insured (UB)	12/14 at 100.00	AAA	4,178,476
12,925	California Pollution Control Financing Authority, Revenue Refunding Bonds, Southern California	9/10 at 100.50	A	13,023,230
	Edison Company, Series 1999A, 5.450%, 9/01/29 – NPFG Insured
13,445	California State, General Obligation Bonds, Series 2002, 5.000%, 4/01/27 – AMBAC Insured	4/12 at 100.00	A1	13,508,192
7,055	California State, General Obligation Bonds, Series 2002, 5.000%, 4/01/27 (Pre-refunded	4/12 at 100.00	AAA	7,603,667
	4/01/12) – AMBAC Insured
8,000	California, General Obligation Bonds, Series 2002, 5.000%, 10/01/32 – NPFG Insured	10/12 at 100.00	A1	7,946,480
5	California, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	4/14 at 100.00	A1	4,974
3,745	California, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 (Pre-refunded 4/01/14) –	4/14 at 100.00	AAA	4,328,097
	AMBAC Insured
2,340	Cerritos Public Financing Authority, California, Tax Allocation Revenue Bonds, Los Cerritos	11/17 at 102.00	A–	2,355,327
	Redevelopment Projects, Series 2002A, 5.000%, 11/01/24 – AMBAC Insured
5,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA (4)	2,825,800
	2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 1999:
22,985	0.000%, 1/15/24 – NPFG Insured	10/10 at 46.54	A	9,449,363
22,000	0.000%, 1/15/31 – NPFG Insured	10/10 at 30.45	A	5,595,700
50,000	0.000%, 1/15/37 – NPFG Insured	10/10 at 21.12	A	8,404,000
5,000	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A,	3/12 at 101.00	A	5,038,000
	5.125%, 3/01/32 – AMBAC Insured
8,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	7,960,165
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
5,795	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AAA	2,532,299
	11/01/25 – AGM Insured
5,268	Moreno Valley Public Finance Authority, California, GNMA Collateralized Assisted Living	1/12 at 105.00	Aaa	5,737,063
	Housing Revenue Bonds, CDC Assisted Living Project, Series 2000A, 7.500%, 1/20/42
4,675	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds,	10/10 at 100.00	A (4)	5,235,392
	Redevelopment Project 1, Series 1993, 5.850%, 8/01/22 – NPFG Insured (ETM)
2,590	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/14 at 100.00	BBB	2,442,474
	Projects, Series 2004, 5.000%, 10/01/25 – SYNCORA GTY Insured
2,000	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	10/14 at 100.00	A	2,049,840
	Project, Series 2004A, 5.000%, 9/01/21 – SYNCORA GTY Insured
	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco
	International Airport, Second Series 2001, Issue 27A:
7,200	5.125%, 5/01/21 – NPFG Insured (Alternative Minimum Tax)	5/11 at 100.00	A1	7,261,704
12,690	5.250%, 5/01/31 – NPFG Insured (Alternative Minimum Tax)	5/11 at 100.00	A1	12,546,730
	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds,
	Series 2005A:
2,000	5.000%, 7/01/21 – NPFG Insured	7/15 at 100.00	AA+	2,204,440
3,655	5.000%, 7/01/22 – NPFG Insured	7/15 at 100.00	AA+	4,011,326
3,840	5.000%, 7/01/23 – NPFG Insured	7/15 at 100.00	AA+	4,164,058
8,965	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	A	7,403,925
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
3,500	Saugus Union School District, Los Angeles County, California, General Obligation Bonds, Series	No Opt. Call	Aa2	1,725,885
	2006, 0.000%, 8/01/23 – FGIC Insured
1,000	Sierra Joint Community College District, Tahoe Truckee, California, General Obligation Bonds,	8/14 at 100.00	Aa2	1,034,780
	School Facilities Improvement District 1, Series 2005A, 5.000%, 8/01/27 – FGIC Insured
1,525	Sierra Joint Community College District, Western Nevada, California, General Obligation Bonds,	8/14 at 100.00	Aa2	1,578,040
	School Facilities Improvement District 2, Series 2005A, 5.000%, 8/01/27 – FGIC Insured
3,170	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AA	3,289,160
	5.000%, 8/01/28 – NPFG Insured
236,848	Total California			159,769,347
	Colorado – 3.3% (2.1% of Total Investments)
2,015	Board of Trustees of the University of Northern Colorado, Revenue Bonds, Series 2005, 5.000%,	6/15 at 100.00	AAA	2,180,552
	6/01/22 – AGM Insured
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	A+	5,727,567
1,000	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	A+	1,061,650
1,085	Denver City and County, Colorado, Airport Revenue Bonds, Series 2008, Trust 2365, 13.535%	11/16 at 100.00	A+	1,322,832
	11/15/25 – FGIC Insured (IF)
9,780	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	A	2,190,720
	9/01/32 – NPFG Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	A	3,291,900
	NPFG Insured
1,250	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	1,459,588
	12/15/24 (Pre-refunded 12/15/14) – AGM Insured (UB)
500	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	524,475
	FGIC Insured
30,995	Total Colorado			17,759,284
	Connecticut – 0.2% (0.1% of Total Investments)
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA	1,068,930
	Series 2010G, 5.000%, 7/01/39
	District of Columbia – 1.0% (0.6% of Total Investments)
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,351,901
	Tender Option Bond Trust 1606, 11.356%, 10/01/30 – AMBAC Insured (IF)
3,920	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	3,847,676
	Tender Option Bond Trust 1730, 11.349%, 10/01/36 – AMBAC Insured (IF)
5,255	Total District of Columbia			5,199,577
	Florida – 9.8% (6.4% of Total Investments)
4,455	Broward County School Board, Florida, Certificates of Participation, Series 2005A, 5.000%,	7/15 at 100.00	AAA	4,504,139
	7/01/28 – AGM Insured
3,000	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds	No Opt. Call	AAA	3,221,940
	Series 2010A-1, 5.000%, 6/01/16 – AGM Insured
3,450	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/24 –	10/14 at 100.00	AA–	3,614,186
	NPFG Insured
2,750	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/13 at 101.00	AAA	2,998,298
	Series 2003J, 5.000%, 6/01/22 – AMBAC Insured
2,550	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2008, Trust	No Opt. Call	AAA	3,042,966
	2929, 16.810%, 12/01/16 – AGC Insured (IF)
20,000	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 5.750%, 10/01/25 – AGM Insured	10/10 at 101.00	AAA	20,240,800
	(Alternative Minimum Tax)
4,115	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	7/11 at 100.00	AAA	4,144,751
	Monterey Pointe Apartments, Series 2001-2A, 5.850%, 7/01/37 – AGM Insured (Alternative
	Minimum Tax)
7,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	A	7,024,290
	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)
3,730	Palm Beach County School Board, Florida, Certificates of Participation, Series 2003A, 5.000%,	8/13 at 100.00	AA–	4,025,453
	8/01/16 – AMBAC Insured
51,050	Total Florida			52,816,823
	Georgia – 1.6% (1.0% of Total Investments)
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AAA	1,051,950
	AGM Insured
7,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 –	11/19 at 100.00	AAA	7,342,650
	AGM Insured
8,000	Total Georgia			8,394,600
	Hawaii – 0.3% (0.2% of Total Investments)
1,620	Hawaii County, Hawaii, General Obligation Bonds, Series 2003A, 5.000%, 7/15/21 – AGM Insured	7/13 at 100.00	AAA	1,778,031
	Illinois – 11.1% (7.2% of Total Investments)
9,500	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International	1/11 at 100.50	AA–	9,621,125
	Airport, Series 1999, 5.500%, 1/01/15 – AMBAC Insured (Alternative Minimum Tax)
1,775	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	1,863,999
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
13,275	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 5.250%, 5/01/26 –	5/11 at 100.00	AAA	13,330,357
	AGM Insured
15,785	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.250%, 4/01/27 –	4/12 at 100.00	AAA	15,904,177
	AGM Insured
18,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	8,450,460
	Project, Series 2002A, 0.000%, 12/15/24 – NPFG Insured
10,000	University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series	8/11 at 100.00	Aa2 (4)	10,518,200
	2001B, 5.250%, 8/15/21 (Pre-refunded 8/15/11) – AMBAC Insured
68,335	Total Illinois			59,688,318
	Indiana – 2.2% (1.4% of Total Investments)
3,680	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	3,727,214
	NPFG Insured
6,905	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1990A, 7.250%,	No Opt. Call	AA+	7,980,868
	6/01/15 – AMBAC Insured
10,585	Total Indiana			11,708,082
	Kansas – 1.4% (0.9% of Total Investments)
5,500	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	No Opt. Call	AA	5,582,335
	Services Corporation, Series 2010A, 5.000%, 1/01/40
2,000	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 2003, 5.000%, 10/01/21 –	10/13 at 100.00	Aa2	2,123,040
	FGIC Insured
7,500	Total Kansas			7,705,375
	Kentucky – 6.0% (3.9% of Total Investments)
3,015	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, First Series 2005,	5/15 at 100.00	Aa2	3,155,439
	5.000%, 5/01/25 – NPFG Insured
	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton
	Healthcare Inc., Series 2000C:
2,530	6.150%, 10/01/27 – NPFG Insured	10/13 at 101.00	A	2,632,718
12,060	6.150%, 10/01/28 – NPFG Insured	10/13 at 101.00	A	12,538,782
	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton
	Healthcare Inc., Series 2000C:
3,815	6.150%, 10/01/27 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 101.00	A (4)	4,454,814
6,125	6.150%, 10/01/28 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 101.00	A (4)	7,152,224
2,230	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005,	8/15 at 100.00	AAA	2,633,853
	5.000%, 8/01/23 (Pre-refunded 8/01/15) – AGM Insured
29,775	Total Kentucky			32,567,830
	Louisiana – 3.7% (2.4% of Total Investments)
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
11,325	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	AAA	11,434,853
8,940	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	8,749,846
10	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, Residuals 660-1, 15.451%, 5/01/34 –	5/16 at 100.00	Aa1	9,149
	FGIC Insured (IF)
5	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, Residuals 660-3, 16.310%, 5/01/34 –	5/16 at 100.00	Aa1	4,576
	FGIC Insured (IF)
20,280	Total Louisiana			20,198,424
	Maine – 0.1% (0.1% of Total Investments)
555	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1999B, 6.000%,	7/11 at 100.00	Aaa	559,446
	7/01/29 – NPFG Insured
	Maryland – 1.8% (1.2% of Total Investments)
2,030	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	A	1,959,498
	Health, Series 2006A, 4.750%, 7/01/36 – NPFG Insured
7,335	Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore-Washington	3/12 at 101.00	A2	7,613,510
	International Airport Passenger Facility, Series 2002B, 5.500%, 3/01/18 – AMBAC Insured
	(Alternative Minimum Tax)
9,365	Total Maryland			9,573,008
	Massachusetts – 4.3% (2.8% of Total Investments)
5,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series	7/12 at 100.00	AAA	5,443,850
	2002A, 5.000%, 7/01/27 (Pre-refunded 7/01/12) – FGIC Insured
4,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA	4,235,520
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
3,335	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	4,036,784
	Institute of Technology, Tender Option Bond Trust 11824, 13.191%, 1/01/16 (IF)
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AAA	3,439,324
	8/01/46 – AGM Insured (UB)
	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
1,250	5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	1,431,550
1,000	5.250%, 1/01/22 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	1,145,240
1,195	5.250%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	1,368,562
2,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	2,290,480
21,245	Total Massachusetts			23,391,310
	Michigan – 1.2% (0.8% of Total Investments)
1,825	Marysville Public School District, St Claire County, Michigan, General Obligation Bonds,	5/17 at 100.00	AAA	1,905,592
	Series 2007, 5.000%, 5/01/28 – AGM Insured
4,750	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/10 at 101.00	A	4,758,170
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 – NPFG Insured (Alternative
	Minimum Tax)
6,575	Total Michigan			6,663,762
	Minnesota – 0.2% (0.1% of Total Investments)
1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue	8/20 at 100.00	AAA	1,027,900
	Bonds, Children’s Health Care, Series 2004A-1 Remarketed, 4.625%, 8/15/29 – AGM Insured
	Mississippi – 2.3% (1.5% of Total Investments)
2,715	Harrison County Wastewater Management District, Mississippi, Revenue Refunding Bonds,	No Opt. Call	A (4)	3,357,831
	Wastewater Treatment Facilities, Series 1991B, 7.750%, 2/01/14 – FGIC Insured (ETM)
2,545	Harrison County Wastewater Management District, Mississippi, Wastewater Treatment Facilities	No Opt. Call	N/R (4)	2,901,300
	Revenue Refunding Bonds, Series 1991A, 8.500%, 2/01/13 – FGIC Insured (ETM)
5,445	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System	No Opt. Call	AAA	6,011,879
	Project, Series 2005, 5.250%, 7/01/24 – AGM Insured
10,705	Total Mississippi			12,271,010
	Nebraska – 2.2% (1.5% of Total Investments)
12,155	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 – FGIC	9/17 at 100.00	AA	12,116,833
	Insured (UB)
	Nevada – 2.4% (1.6% of Total Investments)
27,700	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/11 at 100.00	N/R	6,639,967
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured (5)
5,720	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access	6/12 at 100.00	Baa3 (4)	6,209,689
	Corridor Project, Series 2002, 5.125%, 6/01/32 (Pre-refunded 6/01/12) – AMBAC Insured
33,420	Total Nevada			12,849,656
	New Jersey – 2.4% (1.6% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
1,700	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	1,786,547
1,700	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	1,777,690
6,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AAA	6,950,760
	AGM Insured
2,100	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	2,292,129
11,500	Total New Jersey			12,807,126
	New Mexico – 1.2% (0.8% of Total Investments)
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C:
1,345	5.000%, 6/01/22 – AMBAC Insured	6/14 at 100.00	AA+	1,424,301
3,290	5.000%, 6/01/23 – AMBAC Insured	6/14 at 100.00	AA+	3,468,219
1,330	New Mexico State University, Revenue Bonds, Series 2004, 5.000%, 4/01/23 – AMBAC Insured	4/14 at 100.00	AA	1,403,469
5,965	Total New Mexico			6,295,989
	New York – 9.6% (6.3% of Total Investments)
15,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	A+	16,201,950
	Program, Series 2002D, 5.500%, 10/01/17 – NPFG Insured
4,080	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	3,762,739
	2/15/47 – NPFG Insured
2,890	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	A	3,059,759
	5.000%, 12/01/25 – FGIC Insured
3,300	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A	3,226,773
	5/01/33 – NPFG Insured
7,800	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	8,172,684
	Series 2002A, 5.000%, 7/01/25 – FGIC Insured
1,740	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2008,	11/15 at 100.00	AA+	1,984,574
	Trust 2364, 16.723%, 11/15/44 – AMBAC Insured (IF)
595	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	11/10 at 100.00	AAA	595,863
	Series 1996A, 6.125%, 11/01/20 – AGM Insured
4,200	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.550%,	10/10 at 100.00	Aa1	4,204,284
	10/01/19 – NPFG Insured (Alternative Minimum Tax)
	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B:
2,460	5.000%, 3/15/24 – AGM Insured (UB)	3/15 at 100.00	AAA	2,706,172
2,465	5.000%, 3/15/25 – AGM Insured (UB)	3/15 at 100.00	AAA	2,682,117
5,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/13 at 100.00	Aa3	5,138,500
	Bonds, Series 2003A, 5.000%, 11/15/32 – FGIC Insured
49,530	Total New York			51,735,415
	Ohio – 3.6% (2.4% of Total Investments)
7,000	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/19 –	6/14 at 100.00	A+	7,744,590
	FGIC Insured
9,045	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 4.250%, 12/01/32 –	12/16 at 100.00	A1	8,575,293
	AMBAC Insured
3,065	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Refunding	12/15 at 100.00	AAA	3,322,092
	Series 2005, 5.000%, 12/01/24 – AGM Insured
19,110	Total Ohio			19,641,975
	Pennsylvania – 4.0% (2.6% of Total Investments)
3,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A	3,106,530
	5.000%, 12/01/23 – NPFG Insured
6,000	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	6,022,620
	Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40
1,600	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006,	8/16 at 100.00	A1	1,699,984
	5.000%, 8/01/24 – AMBAC Insured
2,450	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AAA	2,525,093
	5.000%, 1/01/40 – AGM Insured
735	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	762,349
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
5,400	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	5,213,862
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)
2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B,	12/15 at 100.00	A	2,089,480
	5.000%, 12/01/23 – FGIC Insured
21,185	Total Pennsylvania			21,419,918
	Puerto Rico – 2.1% (1.4% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	A	2,591,900
	FGIC Insured
25,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	3,525,000
	8/01/42 – NPFG Insured
5,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A2	5,470,200
	5.500%, 7/01/16 – FGIC Insured
32,500	Total Puerto Rico			11,587,100
	South Carolina – 2.3% (1.5% of Total Investments)
2,425	Charleston County School District, South Carolina, General Obligation Bonds, Series 2004A,	2/14 at 100.00	Aa1	2,630,761
	5.000%, 2/01/22 – AMBAC Insured
9,950	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 4.500%,	10/16 at 100.00	Aa3	9,769,607
	10/01/34 – SYNCORA GTY Insured
12,375	Total South Carolina			12,400,368
	Tennessee – 1.3% (0.8% of Total Investments)
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Refunding Bonds, Covenant Health, Series 2002A:
7,500	0.000%, 1/01/24 – AGM Insured	1/13 at 52.75	AAA	3,536,400
5,000	0.000%, 1/01/25 – AGM Insured	1/13 at 49.71	AAA	2,216,100
2,750	0.000%, 1/01/26 – AGM Insured	1/13 at 46.78	AAA	1,143,754
15,250	Total Tennessee			6,896,254
	Texas – 16.8% (11.0% of Total Investments)
3,135	Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004, 5.250%, 7/15/20 – AGM	7/14 at 100.00	AAA	3,494,146
	Insured (UB)
3,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	A+	3,177,240
	Series 2001A, 5.750%, 11/01/13 – NPFG Insured (Alternative Minimum Tax)
3,735	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds,	2/13 at 100.00	AAA	4,162,172
	Series 2003, 5.125%, 2/15/31 (Pre-refunded 2/15/13) – AGM Insured
4,700	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	5,114,822
	5/15/24 – FGIC Insured
4,500	Houston, Texas, General Obligation Public Improvement Bonds, Series 2001A, 5.000%, 3/01/22 –	3/11 at 100.00	AAA	4,595,040
	AGM Insured
17,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AAA	21,645,080
	5.750%, 12/01/32 – AGM Insured (ETM)
4,685	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.500%, 7/01/19 –	1/11 at 100.00	AAA	4,696,338
	AGM Insured (Alternative Minimum Tax)
19,200	Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage	8/11 at 100.00	N/R	19,416,384
	Revenue Bonds, Baptist Hospital of Southeast Texas, Series 2001, 5.400%, 8/15/31 –
	AMBAC Insured
2,000	Laredo Independent School District Public Facilities Corporation, Texas, Lease Revenue Bonds,	8/11 at 100.00	A	2,018,480
	Series 2004A, 5.000%, 8/01/24 – AMBAC Insured
22,045	North Central Texas Health Facilities Development Corporation, Revenue Bonds, Children’s	8/12 at 101.00	Aa3	22,503,317
	Medical Center of Dallas, Series 2002, 5.250%, 8/15/32 – AMBAC Insured
84,000	Total Texas			90,823,019
	Utah – 0.8% (0.5% of Total Investments)
3,615	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust R-11752-1, 12.504%,	6/18 at 100.00	AAA	4,044,137
	6/15/27 – AGM Insured (IF)
	Washington – 12.7% (8.3% of Total Investments)
10,730	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue	7/11 at 101.00	AA	10,822,482
	Refunding Bonds, Series 2001C, 5.650%, 7/01/32 – NPFG Insured (Alternative Minimum Tax) (UB)
8,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 – AGM Insured	7/17 at 100.00	AAA	8,363,440
1,665	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.098%,	7/17 at 100.00	AAA	1,882,832
	7/01/32 – AGM Insured (IF)
15,025	Seattle Housing Authority, Washington, GNMA Collateralized Mortgage Loan Low Income Housing	11/11 at 105.00	AA+	15,975,632
	Assistance Revenue Bonds, Park Place Project, Series 2000A, 7.000%, 5/20/42
4,475	Seattle Housing Authority, Washington, GNMA Collateralized Mortgage Loan Low Income Housing	9/11 at 102.00	AA+	4,615,829
	Assistance Revenue Bonds, RHF/Esperanza Apartments Project, Series 2000A, 6.125%, 3/20/42
	(Alternative Minimum Tax)
5,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2000, 5.250%, 12/01/21 –	12/10 at 100.00	AAA	5,084,350
	AGM Insured
10,000	Washington State, General Obligation Bonds, Series 2002A-R-03, 5.000%, 1/01/19 – NPFG Insured	1/12 at 100.00	AA+	10,547,700
21,510	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%,	No Opt. Call	AA+	9,493,008
	6/01/28 – NPFG Insured (UB)
2,000	Washington, Certificates of Participation, Washington Convention and Trade Center, Series	1/11 at 100.00	AA	2,006,580
	1999, 5.250%, 7/01/14 – NPFG Insured
78,405	Total Washington			68,791,853
	West Virginia – 2.4% (1.6% of Total Investments)
12,845	West Virginia Water Development Authority, Infrastructure Revenue Bonds, Infrastructure and	10/10 at 100.00	AAA	12,960,349
	Jobs Development Council Program, Series 2000A, 5.500%, 10/01/39 (Pre-refunded 10/01/10) –
	AGM Insured
	Wisconsin – 0.5% (0.4% of Total Investments)
1,635	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/26 (Pre-refunded	11/14 at 100.00	Aa2 (4)	1,905,200
	11/01/14) – AGM Insured
1,000	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A,	7/15 at 100.00	A+	1,018,051
	5.000%, 7/01/30 – AMBAC Insured
2,635	Total Wisconsin			2,923,251
$ 956,033	Total Long-Term Investments (cost $811,244,954) – 151.9%			819,968,497
	Short-Term Investments – 1.3% (0.8% of Total Investments)
	Illinois – 1.3% (0.8% of Total Investments)
$ 7,000	Chicago, Illinois, General Obligation Bonds, Variable Rate Demand Obligations, Tender Option	1/17 at 100.00	A-1+	7,000,000
	Bond Trust Series 26W, 0.290%, 1/01/37 (6)
	Total Short-Term Investments (cost $7,000,000)			7,000,000
	Total Investments (cost $818,244,954) – 153.2%			826,968,497
	Floating Rate Obligations – (11.0)%			(59,405,000)
	Other Assets Less Liabilities – 2.1%			11,403,687
	Auction Rate Preferred Shares, at Liquidation Value – (44.3)% (7)			(239,200,000)
	Net Assets Applicable to Common Shares – 100%			$ 539,767,184

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$819,968,497	$ —	$819,968,497
Short-Term Investments	—	7,000,000	—	7,000,000
Total	$ —	$826,968,497	$ —	$826,968,497

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2010, the cost of investments was $765,009,147.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 36,837,580
Depreciation	(34,282,108)
Net unrealized appreciation (depreciation) of investments	$ 2,555,472

The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.9%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Insured Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2010